Other Income	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Income

Note 9 – Other Income

Other income was the reimbursement received from Commonwealth for 51% of certain of the Company’s agreed third party costs incurred according to the Participation Agreement mentioned in Note 1.